FAIR VALUE MEASUREMENTS (Narrative) (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Feb. 16, 2021	Dec. 31, 2020
Class A ordinary shares | IPO
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of common share purchase warrants, per unit issued (in shares)		0.125
ION Acquisition Corp 2 LTD
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Expiration term of warrant (in years)	5 years		5 years
ION Acquisition Corp 2 LTD | Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers out of Level 3	$ 5,597,625